Commitments and Contingencies (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2023	Dec. 05, 2022	Oct. 21, 2021	Oct. 18, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Percentage of gross proceeds from business combination				6.00%
Percentage of aggregate transaction on advisory fees				2.00%
Share issued during period (in shares)				250,000
Percentage of marketing agreement advisory fee				50.00%
Legal fees					$ 95,862	$ 10,500	$ 241,380	$ 31,500	$ 297,453	$ 3,500
Loss contingency unpaid value							132,101		$ 223,748	$ 3,500
Market price		$ 12.50
Business combination revenue		$ 68,500,000
Right to redeem public shares exercised	9,865,056
Aggregate amount available in trust account	$ 102,897,540
Excise tax payable					$ 1,028,975		$ 1,028,975
Craig-Hallum
Commitments and Contingencies
Share issued during period (in shares)				125,000
Earnout shares
Commitments and Contingencies
Share issued during period (in shares)		2,400,000					2,400,000		2,400,000
Market price					$ 12.50		$ 12.50		$ 12.50
Business combination revenue							$ 68,500,000		$ 68,500,000
Initial public offering
Commitments and Contingencies
Cash underwriting fee, percentage			3.50%	3.50%
Cash underwriting fee payable			$ 4,025,000	$ 4,025,000